Long-term Debt	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Long-term Debt	Long-term Debt

(in millions)			Fair Value(1)
	March 31, 2021	December 31, 2020	March 31, 2021	December 31, 2020
2.75% Notes due 2030	$750.0	$750.0	$754.8	$804.8
3.75% Notes due 2027	600.0	600.0	666.2	679.3
3.5% Notes due 2024	400.0	400.0	432.3	438.3
3.75% Notes due 2022	350.0	350.0	364.7	366.9
Unamortized discount, debt issuance costs and other	(17.8)	(18.7)
Total long term-debt	2,082.2	2,081.3
Less: current portion of debt	1.2	1.1
Long term-debt, less current portion	$2,081.0	$2,080.2
(1)The fair value is estimated based on current yield rates plus the Company’s estimated credit spread available for financings with similar terms and maturities. Based on these inputs, the debt instruments are classified as Level 2 in the fair value hierarchy.
Revolving Credit Facility (the “Facility”)
During the three months ended March 31, 2021, there were no borrowings or repayments under the Facility. As of March 31, 2021 and December 31, 2020, the Facility had no outstanding balance and $1.0 billion available for use.
Covenants and Limitations
Under the Company’s debt and credit facilities, the Company is required to meet various covenants and limitations, including limitations on certain leverage ratios, interest coverage and limits on outstanding debt balances held by certain subsidiaries. The Company was in compliance with all covenants and limitations as of March 31, 2021 and December 31, 2020.
Letters of Credit and Guarantee
During the normal course of business, the Company enters into commitments in the form of letters of credit and bank guarantees to provide its own financial and performance assurance to third parties. The Company has not issued any guarantees on behalf of any third parties. As of March 31, 2021 and December 31, 2020, the Company had $27.1 million and $25.2 million in letters of credit and bank guarantees outstanding, respectively. The Company has multiple arrangements to obtain letters of credit, which include an agreement with unspecified availability and separate agreements for up to $80.0 million in letters of credit, of which $53.0 million was available for use as of March 31, 2021.